CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - PARENT COMPANY BALANCE SHEETS (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
CURRENT ASSETS:
Total current assets	$ 18,073,568	$ 18,257,053
Assets, Noncurrent [Abstract]
Total assets	19,686,668	20,694,520
LIABILITIES AND SHAREHOLDERS' EQUITY
LIABILITIES	2,578,802	3,967,763
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Additional paid-in capital	3,175,965	2,717,644
Retained earnings	7,730,437	7,734,160
Total shareholders' equity	10,742,433	10,802,029
Total liabilities and shareholders' equity	19,686,668	20,694,520
Class A ordinary share
SHAREHOLDERS' EQUITY
Ordinary shares	1,463	1,443
Class B ordinary share
SHAREHOLDERS' EQUITY
Ordinary shares	586	586
PARENT COMPANY
CURRENT ASSETS:
Intercompany receivable	1,008,708	550,367
Total current assets	1,008,708	550,367
Assets, Noncurrent [Abstract]
Investment in subsidiaries and VIEs	1,081,854	1,073,202
Total assets	2,090,562	1,623,569
LIABILITIES AND SHAREHOLDERS' EQUITY
LIABILITIES	0	0
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Additional paid-in capital	1,006,659	548,338
Retained earnings	1,081,854	1,073,202
Total shareholders' equity	2,090,562	1,623,569
Total liabilities and shareholders' equity	2,090,562	1,623,569
PARENT COMPANY | Class A ordinary share
SHAREHOLDERS' EQUITY
Ordinary shares	1,463	1,443
PARENT COMPANY | Class B ordinary share
SHAREHOLDERS' EQUITY
Ordinary shares	$ 586	$ 586